CONTRACTUAL OBLIGATION	12 Months Ended
Nov. 30, 2021
CONTRACTUAL OBLIGATION
CONTRACTUAL OBLIGATION

14.  CONTRACTUAL OBLIGATION

Explanatory Information

The following is a continuity schedule of the contractual obligation related to the SoRSE agreement for years ended November 30, 2021 and 2020:

Balance, November 30, 2019	—
Contract execution	11,227
Accretion	611
Payment	(964)
Foreign exchange gain	(173)
Balance, November 30, 2020	10,701
Accretion	509
Payment	(2,178)
Foreign exchange gain	(153)
Balance, November 30, 2021	8,879
Current portion	(1,817)
Non-current portion	7,062